UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA INTERMEDIATE-TERM BOND FUND -
SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007

[LOGO OF USAA]
   USAA(R)

                              USAA INTERMEDIATE-TERM
                                     BOND Fund

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

                              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2007

       ------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

       -----------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Portfolio of Investments                                                  15

   Notes to Portfolio of Investments                                         33

   Financial Statements                                                      37

   Notes to Financial Statements                                             40

EXPENSE EXAMPLE                                                              52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                    "

[PHOTO OF CHRISTOPHER W. CLAUS]      IN INVESTING, AS IN LIFE, QUALITY
                                     TENDS TO STAND THE TEST OF TIME.

                                                    "

                                                                   February 2007
--------------------------------------------------------------------------------

         In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

         Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

         Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology-laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

         The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

         Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

         While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

         Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

         At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

         Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.
         o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]     MATTHEW FREUND, CFA
                                USAA Investment Management Company

[PHOTO OF JULIANNE BASS]      JULIANNE BASS, CFA
                                USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA Intermediate-Term Bond Fund provided a total return of 4.22% for the six-month period ending January 31, 2007. This compares to a 3.48% return for the Lipper Intermediate Investment Grade Debt Funds Average, which placed your Fund in the top 9% of its peer group. During the same period, the Lehman Brothers U.S. Aggregate Bond Index returned 3.65% and the Lipper Intermediate Investment Grade Debt Funds Index returned 3.64%. At the same time, the Fund provided a one-year dividend yield of 4.88%, compared to 4.37% for the average Lipper Intermediate Investment Grade Debt Fund.

         In January 2007, Julianne Bass began co-managing the Fund. Ms. Bass has 19 years of investment experience, seven of them with USAA Investment Management Company.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         During the period, the Federal Reserve Board (the Fed) governors left the federal funds rate unchanged at 5.25%. Longer rates drifted downward, which put the overnight rates well above 2- to 30-year maturities. As a result, the yield curve remained inverted, which is unusual and sometimes (but not always) an indicator of future economic weakness.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 10 AND 12 FOR BENCHMARK DEFINITIONS.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-32.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         HISTORICAL YIELD CURVE

               [CHART OF HISTORICAL YIELD CURVE]

                             YIELD
                      -------------------
MATURITY              7/31/06     1/31/07        SPREAD
--------              -------     -------       --------
 3 MONTH               5.068%      5.103%        0.0347%
 6 MONTH               5.144       5.137        -0.0070
 2 YEAR                4.950       4.916        -0.0336
 3 YEAR                4.915       4.847        -0.0678
 5 YEAR                4.896       4.800        -0.0966
10 YEAR                4.979       4.808        -0.1714
30 YEAR                5.065       4.907        -0.1579

SOURCE: BLOOMBERG L.P.

                        [END CHART]

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         Our goal is to generate an attractive yield with an acceptable level of price volatility - a particular challenge when the yield curve is inverted. If we extend maturities, we can lock in higher interest rates, but we run the risk that rates will increase further and reduce the portfolio's net asset value (NAV), because as interest rates increase, bond prices fall. If we do not extend, the NAV remains more stable, but we lose the opportunity to maintain an attractive yield should rates fall. It is impossible to stabilize both the NAV and the long-term income of the Fund. Our strategy, which gave the Fund a substantial yield advantage over its peers, was to maximize income by purchasing attractive bonds along the yield curve, generally focusing on issues 10 years and shorter.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         While performance benefited as corporate bonds increased in price, the higher prices did not always compensate the Fund for the ongoing risks, so we sold some of our holdings. We continued to limit the positions we took in any one issuer, thereby reducing our exposure to potential credit problems, and used fundamental research to find attractive opportunities in the market. In addition, we added to our position in commercial mortgage-backed securities because of their attractive yields and high credit quality.

WHAT IS THE OUTLOOK?

         An unusually warm winter might be clouding the short-term economic picture. Typically, cold weather reduces economic activity, so economists often adjust data to make comparisons easier. These "seasonal adjustments" may make the economy look stronger than it is if the weather is warmer than expected. It may take several months before we know if the economy has strengthened as much as current data suggests.

         Going forward, investors should expect most of the Fund's return to come from the income provided by the Fund. The Fund's portfolio management team remains committed to seeking to provide a high-quality, well-diversified bond fund with an acceptable level of risk. We thank you for your investment in the Fund.

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA INTERMEDIATE-TERM BOND FUND

--------------------------------------------------------------------------------

                           OVERALL MORNINGSTAR RATING(TM)
                       out of 946 intermediate-term bond funds
                       for the period ending January 31, 2007:

                                    OVERALL RATING
                                        * * * *

             3-YEAR                     5-YEAR                      10-YEAR
             * * * *                    * * * *                       N/A
        out of 946 funds           out of 765 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and
        10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND (Ticker Symbol: USIBX)

OBJECTIVE
--------------------------------------------------------------------------------

       High current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

       Normally, at least 80% of the Fund's assets will be invested in a broad range of debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity of three to 10 years.

--------------------------------------------------------------------------------
                                                 1/31/07              7/31/06
--------------------------------------------------------------------------------
Net Assets                                   $552.3 Million       $433.9 Million
Net Asset Value Per Share                         $9.99                $9.81

--------------------------------------------------------------------------------
                                                 1/31/07                7/31/06
--------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity      6.1 Years              6.6 Years

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
            SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD AS OF 1/31/07
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*                      30-DAY SEC YIELD**
       4.22%                                  5.44%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.
**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JANUARY 31, 2007

--------------------------------------------------------------------------------------
                             TOTAL RETURN   =     DIVIDEND RETURN   +     PRICE CHANGE
--------------------------------------------------------------------------------------
SINCE INCEPTION ON 8/02/99      5.84%       =          5.85%        +        -0.01%
5 YEARS                         4.85%       =          5.11%        +        -0.26%
1 YEAR                          4.92%       =          5.02%        +        -0.10%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 7-YEAR PERIOD ENDING JANUARY 31, 2007

       [CHART OF TOTAL RETURN DIVIDEND RETURN CHANGE IN SHARE PRICE]

                  TOTAL RETURN     DIVIDEND RETURN     CHANGE IN SHARE PRICE
                  ------------     ---------------     ---------------------
1/31/2001             11.89%            8.11%                  3.78%
1/31/2002              6.37%            6.86%                 -0.49%
1/31/2003              5.70%            6.29%                 -0.59%
1/31/2004              8.02%            5.04%                  2.98%
1/31/2005              3.65%            4.62%                 -0.97%
1/31/2006              2.09%            4.62%                 -2.53%
1/31/2007              4.92%            5.02%                 -0.10%

                             [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       12-MONTH DIVIDEND YIELD COMPARISON

            [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

             USAA INTERMEDIATE-TERM    LIPPER INTERMEDIATE INVESTMENT
                   BOND FUND              GRADE DEBT FUNDS AVERAGE
             ----------------------    ------------------------------
1/31/2001             7.31%                        5.96%
1/31/2002             6.80                         5.56
1/31/2003             6.06                         4.58
1/31/2004             4.77                         3.76
1/31/2005             4.56                         3.56
1/31/2006             4.70                         3.92
1/31/2007             4.88                         4.37

                             [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 1/31/01 TO 1/31/07.

         THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS, AS REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             CUMULATIVE PERFORMANCE COMPARISON

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LEHMAN BROTHERS U.S.     LIPPER INTERMEDIATE INVESTMENT       USAA INTERMEDIATE TERM
                  AGGREGATE BOND INDEX            GRADE FUNDS INDEX                    BOND FUND
                  --------------------     ------------------------------       ----------------------
 7/31/99               $10,000.00                    $10,000.00                       $10,000.00
 8/31/99                 9,994.91                      9,989.34                        10,009.94
 9/30/99                10,110.95                     10,099.27                        10,139.20
10/31/99                10,148.25                     10,114.64                        10,173.89
11/30/99                10,147.53                     10,126.52                        10,217.51
12/31/99                10,098.59                     10,079.97                        10,176.92
 1/31/00                10,065.53                     10,044.13                        10,146.73
 2/29/00                10,187.26                     10,153.17                        10,261.74
 3/31/00                10,321.46                     10,278.50                        10,387.82
 4/30/00                10,291.91                     10,214.84                        10,311.27
 5/31/00                10,287.18                     10,196.30                        10,222.28
 6/30/00                10,501.21                     10,412.21                        10,458.17
 7/31/00                10,596.53                     10,501.09                        10,556.34
 8/31/00                10,750.11                     10,646.70                        10,602.09
 9/30/00                10,817.70                     10,717.23                        10,742.29
10/31/00                10,889.28                     10,755.01                        10,691.89
11/30/00                11,067.33                     10,926.16                        10,856.73
12/31/00                11,272.63                     11,146.90                        11,094.30
 1/31/01                11,456.98                     11,342.75                        11,352.94
 2/28/01                11,556.79                     11,451.76                        11,497.47
 3/31/01                11,614.80                     11,496.27                        11,594.71
 4/30/01                11,566.60                     11,434.43                        11,550.60
 5/31/01                11,636.36                     11,504.85                        11,628.19
 6/30/01                11,680.33                     11,547.16                        11,692.79
 7/31/01                11,941.47                     11,827.28                        12,026.24
 8/31/01                12,078.22                     11,957.52                        12,162.73
 9/30/01                12,218.96                     12,049.56                        12,291.65
10/31/01                12,474.65                     12,295.18                        12,443.35
11/30/01                12,302.66                     12,140.79                        12,165.01
12/31/01                12,224.54                     12,062.75                        12,025.50
 1/31/02                12,323.49                     12,149.80                        12,075.59
 2/28/02                12,442.92                     12,267.23                        12,102.75
 3/31/02                12,235.92                     12,054.36                        11,995.26
 4/30/02                12,473.20                     12,271.81                        12,111.30
 5/31/02                12,579.18                     12,372.54                        12,200.42
 6/30/02                12,687.95                     12,364.56                        12,187.02
 7/31/02                12,841.05                     12,413.66                        12,037.16
 8/31/02                13,057.86                     12,652.89                        12,345.15
 9/30/02                13,269.34                     12,790.95                        12,576.84
10/31/02                13,208.90                     12,741.90                        12,337.37
11/30/02                13,205.38                     12,802.47                        12,372.67
12/31/02                13,478.15                     13,063.00                        12,718.50
 1/31/03                13,489.66                     13,103.84                        12,763.39
 2/28/03                13,676.31                     13,290.70                        12,985.42
 3/31/03                13,665.77                     13,292.01                        12,999.81
 4/30/03                13,778.54                     13,447.37                        13,208.59
 5/31/03                14,035.44                     13,698.16                        13,574.76
 6/30/03                14,007.58                     13,694.84                        13,589.16
 7/31/03                13,536.65                     13,233.07                        13,201.68
 8/31/03                13,626.53                     13,333.75                        13,241.93
 9/30/03                13,987.23                     13,692.26                        13,618.67
10/31/03                13,856.78                     13,595.61                        13,529.91
11/30/03                13,889.97                     13,631.51                        13,551.45
12/31/03                14,031.32                     13,770.16                        13,683.62
 1/31/04                14,144.20                     13,879.65                        13,786.90
 2/29/04                14,297.30                     14,014.47                        13,917.88
 3/31/04                14,404.37                     14,115.43                        14,009.37
 4/30/04                14,029.62                     13,776.27                        13,729.03
 5/31/04                13,973.42                     13,708.71                        13,642.44
 6/30/04                14,052.39                     13,772.60                        13,693.94
 7/31/04                14,191.68                     13,901.87                        13,803.45
 8/31/04                14,462.39                     14,152.22                        14,030.64
 9/30/04                14,501.63                     14,189.25                        14,083.78
10/31/04                14,623.24                     14,301.08                        14,191.23
11/30/04                14,506.60                     14,211.69                        14,081.76
12/31/04                14,640.08                     14,359.51                        14,223.13
 1/31/05                14,732.01                     14,437.07                        14,288.45
 2/28/05                14,645.04                     14,375.86                        14,231.61
 3/31/05                14,569.83                     14,290.78                        14,159.65
 4/30/05                14,767.01                     14,466.62                        14,345.84
 5/31/05                14,926.78                     14,618.52                        14,468.72
 6/30/05                15,008.17                     14,704.26                        14,566.47
 7/31/05                14,871.54                     14,589.41                        14,437.14
 8/31/05                15,062.19                     14,771.98                        14,621.07
 9/30/05                14,907.03                     14,622.16                        14,494.29
10/31/05                14,789.06                     14,501.74                        14,402.57
11/30/05                14,854.46                     14,554.83                        14,473.93
12/31/05                14,995.69                     14,687.33                        14,606.51
 1/31/06                14,996.54                     14,706.02                        14,587.02
 2/28/06                15,046.32                     14,749.41                        14,631.10
 3/31/06                14,898.67                     14,606.85                        14,533.77
 4/30/06                14,871.66                     14,586.58                        14,488.61
 5/31/06                14,855.80                     14,570.71                        14,490.65
 6/30/06                14,887.29                     14,586.30                        14,510.21
 7/31/06                15,088.59                     14,788.67                        14,685.74
 8/31/06                15,319.57                     15,010.98                        14,910.89
 9/30/06                15,454.14                     15,136.61                        15,079.49
10/31/06                15,556.37                     15,238.85                        15,183.69
11/30/06                15,736.84                     15,415.34                        15,368.41
12/31/06                15,645.52                     15,343.15                        15,292.30
 1/31/07                15,639.10                     15,327.56                        15,305.29

                                        [END CHART]

         *DATA FROM 7/31/99 THROUGH 1/31/07.

         *THE PERFORMANCE OF THE LIPPER INTERMEDIATE INVESTMENT GRADE FUNDS
          INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund to the following benchmarks:

         o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

         o The Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                     PORTFOLIO RATINGS MIX
                           1/31/2007

             [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                       32%
BBB                                                       27%
A                                                         24%
Securities With Short-Term Investment-Grade Ratings        8%
AA                                                         6%
Below Investment-Grade                                     3%

                         [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                      PORTFOLIO MIX
                        1/31/2007

              [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                             41.0%
Commercial Mortgage Securities                    24.1%
Eurodollar and Yankee Obligations                 12.3%
Money Market Instruments                           8.0%
Asset-Backed Securities                            6.6%
Municipal Bonds                                    5.5%
U.S. Government Agency Issues                      2.1%
Preferred Securities                               1.9%
U.S. Treasury Securities                           0.2%

                      [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (41.0%)

               CONSUMER DISCRETIONARY (3.0%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.4%)
  $ 2,000      DaimlerChrysler North America Holding Corp.,
                  Notes                                               5.60%(a)           3/07/2007                $  2,000
                                                                                                                  --------
               BROADCASTING & CABLE TV (0.7%)
    1,000      Comcast Corp., Notes                                   6.50               1/15/2017                   1,048
    1,000      Cox Communications, Inc., Notes                        3.88              10/01/2008                     976
    1,000      Cox Enterprises, Inc., Notes(b)                        7.38               6/15/2009                   1,036
    1,000      Jones Intercable, Inc., Senior Notes                   7.63               4/15/2008                   1,025
                                                                                                                  --------
                                                                                                                     4,085
                                                                                                                  --------
               CASINOS & GAMING (0.1%)
    1,000      Harrahs Operating Co., Inc., Bonds                     5.63               6/01/2015                     869
                                                                                                                  --------
               HOME FURNISHINGS (0.4%)
               Mohawk Industries, Inc.,
    1,000         Senior Notes                                        5.75               1/15/2011                     997
    1,000         Senior Notes                                        6.13               1/15/2016                     989
                                                                                                                  --------
                                                                                                                     1,986
                                                                                                                  --------
               HOTELS, RESORTS, & CRUISE LINES (0.4%)
    2,000      Royal Caribbean Cruises Ltd., Senior Notes             7.25               6/15/2016                   2,061
                                                                                                                  --------
               HOUSEHOLD APPLIANCES (0.5%)
    2,000      Stanley Works Capital Trust I, Bonds                   5.90              12/01/2045(d)                1,855
    1,000      Whirlpool Corp., Debentures                            7.75               7/15/2016                   1,102
                                                                                                                  --------
                                                                                                                     2,957
                                                                                                                  --------
               HOUSEWARES & SPECIALTIES (0.2%)
    1,000      Newell Rubbermaid, Inc., Notes                         4.63              12/15/2009                     975
                                                                                                                  --------
               PUBLISHING (0.3%)
    2,000      Scholastic Corp., Notes                                5.00               4/15/2013                   1,776
                                                                                                                  --------
               Total Consumer Discretionary                                                                         16,709
                                                                                                                  --------
               CONSUMER STAPLES (0.7%)
               -----------------------
               FOOD RETAIL (0.3%)
    2,000      Kroger Co., Notes                                      5.50               2/01/2013                   1,977
                                                                                                                  --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               SOFT DRINKS (0.2%)
  $ 1,000      Bottling Group, LLC, Senior Notes                      5.50%              4/01/2016                $    996
                                                                                                                  --------
               TOBACCO (0.2%)
    1,000      Universal Corp., Notes                                 5.00               9/01/2011                     939
                                                                                                                  --------
               Total Consumer Staples                                                                                3,912
                                                                                                                  --------
               ENERGY (2.5%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
      916      Merey Sweeny, LP, Senior Notes(b)                      8.85              12/18/2019                   1,078
                                                                                                                  --------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
    2,000      Seacor Holdings, Inc., Senior Notes                    5.88              10/01/2012                   1,918
                                                                                                                  --------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    2,000      Sabine Pass LNG, LP, Secured Notes(b)                  7.25              11/30/2013                   1,968
    2,000      Southwestern Energy Co., MTN                           7.63               5/01/2027(c)                2,070
    1,000      XTO Energy, Inc., Senior Notes                         5.65               4/01/2016                     984
                                                                                                                  --------
                                                                                                                     5,022
                                                                                                                  --------
               OIL & GAS REFINING & MARKETING (0.8%)
    1,250      Buckeye Partners, Senior Notes                         5.13               7/01/2017                   1,151
               Premcor Refining Group, Inc.,
    1,000         Senior Notes                                        9.25               2/01/2010                   1,050
    2,000         Senior Notes                                        7.50               6/15/2015                   2,053
                                                                                                                  --------
                                                                                                                     4,254
                                                                                                                  --------
               OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    1,000      K N Capital Trust III, Subordinated Debentures         7.63               4/15/2028                     948
    1,000      Kinder Morgan Finance Co., Guaranteed Notes            5.70               1/05/2016                     933
                                                                                                                  --------
                                                                                                                     1,881
                                                                                                                  --------
               Total Energy                                                                                         14,153
                                                                                                                  --------
               FINANCIALS (22.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    2,000      Mellon Bank N.A., Subordinated Notes                   5.45               4/01/2016                   1,982
                                                                                                                  --------
               CONSUMER FINANCE (2.0%)
    3,000      American Express Co., Subordinated Debentures          6.80               9/01/2066(d)                3,204
    1,000      Capital One Financial Corp., Senior Notes              4.74               5/17/2007                     998

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 1,000      ERAC USA Finance Co., Notes(b)                         6.20%             11/01/2016                $  1,026
    2,000      Ford Motor Credit Co., Senior Notes                    4.95               1/15/2008                   1,971
    2,000      General Motors Acceptance Corp., Notes                 6.13               8/28/2007                   2,001
    1,000      Nelnet, Inc., Notes                                    7.40               9/29/2036(d)                1,026
    1,000      SLM Corp., MTN, CPI Floating Rate Notes                3.38(a)            6/01/2009                     963
                                                                                                                  --------
                                                                                                                    11,189
                                                                                                                  --------
               DIVERSIFIED BANKS (2.6%)
    1,000      Comerica Bank, Subordinated Notes                      5.20               8/22/2017                     951
    1,000      Compass Bank, Notes                                    8.10               8/15/2009                   1,059
    1,000      Emigrant Bancorp, Inc., Senior Notes(b)                6.25               6/15/2014                     995
    2,000      First Tennessee Bank, N.A., Subordinated Notes         4.63               5/15/2013                   1,882
    2,000      First Union National Bank, FL, Subordinated
                  Debentures(e)                                       6.18               2/15/2036(c)                2,108
    3,000      First Union National Bank, NC, Subordinated
                  Notes(e)                                            6.18               2/15/2036(c)                3,161
    2,000      Key Bank N.A., Subordinated Notes                      5.45               3/03/2016                   1,975
    1,000      SouthTrust Bank, N.A., Subordinated Notes              6.57              12/15/2027(c)                1,066
    1,000      Washington Mutual Bank FA, Subordinated Notes          5.13               1/15/2015                     964
                                                                                                                  --------
                                                                                                                    14,161
                                                                                                                  --------
               LIFE & HEALTH INSURANCE (2.4%)
    2,000      Blue Cross Blue Shield FL, Inc., Notes(e)              8.25              11/15/2011                   2,222
    2,000      Great-West Life & Annuity Insurance Co., Bonds(b)      7.15               5/16/2046(d)                2,120
    2,000      Lincoln National Corp., Bonds                          7.00               5/17/2066(d)                2,119
    2,000      MetLife, Inc., Junior Subordinated Bonds               6.40              12/15/2066(d)                2,010
    1,000      Monumental Global Funding II,
                  Senior Secured Notes(b)                             4.38               7/30/2009                     977
    3,000      North Front, Pass-Through Trust, Notes(b),(e)          5.81              12/15/2024                   2,937
    1,000      Phoenix Companies, Inc., Senior Notes                  6.68               2/16/2008                   1,007
                                                                                                                  --------
                                                                                                                    13,392
                                                                                                                  --------
               MULTI-LINE INSURANCE (2.5%)
               American General Finance Corp.,
    3,000         MTN(e)                                              5.40              12/01/2015                   2,960
    2,000         MTN, Series I                                       4.88               7/15/2012                   1,943
    2,000      Farmers Exchange Capital, Surplus Notes(b)             7.05               7/15/2028                   2,074
    2,000      Genworth Financial, Inc., Junior
                  Subordinated Notes                                  6.15              11/15/2066(d)                1,996
    2,000      ILFC E-Capital Trust II, Bonds(b)                      6.25              12/21/2065(d)                2,039
    2,000      Oil Casualty Insurance Ltd., Subordinated
                  Debentures(b)                                       8.00               9/15/2034                   1,991

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 1,000      Oil Insurance Ltd., Notes(b)                           7.56%                      -(d)             $  1,036
                                                                                                                  --------
                                                                                                                    14,039
                                                                                                                  --------
               MULTI-SECTOR HOLDINGS (0.5%)
    3,000      Leucadia National Corp., Senior Notes(e)               7.00               8/15/2013                   3,023
                                                                                                                  --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    2,000      Travelers Life & Annuity, Notes(b)                     5.13               8/15/2014                   1,923
                                                                                                                  --------
               PROPERTY & CASUALTY INSURANCE (4.0%)
    1,000      21st Century Insurance Group, Senior Notes             5.90              12/15/2013                     987
    5,000      Berkshire Hathaway Finance Corp.,
                  Senior Notes                                        4.85               1/15/2015                   4,832
               Fidelity National Title Group, Inc.,
    1,000         Notes                                               7.30               8/15/2011                   1,034
    1,000         Notes                                               5.25               3/15/2013                     946
    2,000      First American Capital Trust I, Cumulative
                  Trust Preferred Securities,
                  Subordinated Debentures(e)                          8.50               4/15/2012                   2,138
    2,275      Fund American Companies, Inc., Notes                   5.88               5/15/2013                   2,251
    1,000      Infinity Property & Casualty Corp.,
                  Senior Notes, Series B                              5.50               2/18/2014                     963
      500      Liberty Mutual Insurance Co., Notes(b)                 8.20               5/04/2007                     502
               Markel Corp.,
    1,000         Senior Notes                                        6.80               2/15/2013                   1,033
    1,302         Senior Notes                                        7.35               8/15/2034                   1,391
    2,000      Ohio Casualty Corp., Notes                             7.30               6/15/2014                   2,123
    2,000      RLI Corp., Senior Notes                                5.95               1/15/2014                   1,952
    1,000      St. Paul Travelers Companies, Inc., Senior Notes       5.01               8/16/2007                     997
    1,000      W.R. Berkley Corp., Senior Notes                       5.60               5/15/2015                     977
                                                                                                                  --------
                                                                                                                    22,126
                                                                                                                  --------
               REGIONAL BANKS (4.2%)
    1,750      Bank of Hawaii, Notes                                  6.88               3/01/2009                   1,787
    1,000      Banknorth Group, Inc., Senior Notes                    3.75               5/01/2008                     978
    1,000      City National Corp., Senior Notes                      5.13               2/15/2013                     976
    1,000      Colonial Bank, N.A., Subordinated Notes                6.38              12/01/2015                   1,021
    1,000      First Republic Bank Corp., Subordinated Notes          7.75               9/15/2012                   1,077
    2,000      Fulton Capital Trust I, Notes                          6.29               2/01/2036                   1,948
    2,000      Imperial Bank, Subordinated Capital Notes(e)           8.50               4/01/2009                   2,116
    3,500      PNC Financial Services, Trust Preferred
                  Securities, Series C                                8.88               3/15/2027                   3,666

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 1,000      Popular North America Capital Trust I, Bonds           6.56%              9/15/2034                $    987
    2,000      Susquehanna Bancshares, Inc., Subordinated
                  Notes                                               4.75               5/01/2014                   1,949
    2,000      TCF Financial Bank, Subordinated Notes                 5.00               6/15/2014                   1,961
    2,000      TCF National Bank, Subordinated Notes                  5.50               2/01/2016                   1,961
    1,950      Union Planters Bank, N.A., Subordinated Notes          6.50               3/15/2018(f)                1,972
    1,000      Zions Bancorp, Subordinated Notes                      6.00               9/15/2015                   1,012
                                                                                                                  --------
                                                                                                                    23,411
                                                                                                                  --------
               REITs - DIVERSIFIED (0.4%)
    1,000      Liberty Property, LP, Senior Notes                     5.13               3/02/2015                     960
    1,000      Washington REIT, Senior Notes                          5.35               5/01/2015                     976
                                                                                                                  --------
                                                                                                                     1,936
                                                                                                                  --------
               REITs - INDUSTRIAL (0.2%)
    1,000      Prologis, Senior Notes                                 5.75               4/01/2016                   1,000
                                                                                                                  --------
               REITs - OFFICE (0.6%)
               Duke Realty, LP,
    1,000         Notes                                               5.50               3/01/2016                     984
    1,000         Senior Notes                                        5.95               2/15/2017                   1,015
    1,000      EOP Operating, LP, Senior Notes                        7.25               2/15/2018                   1,166
                                                                                                                  --------
                                                                                                                     3,165
                                                                                                                  --------
               REITs - RESIDENTIAL (0.4%)
    1,000      Archstone Smith Operating Trust, Notes                 5.25               5/01/2015                     977
    1,000      Post Apartment Homes, LP, Senior Notes                 5.45               6/01/2012                     976
                                                                                                                  --------
                                                                                                                     1,953
                                                                                                                  --------
               REITs - RETAIL (0.7%)
    1,000      Federal Realty Investment Trust, Bonds                 6.20               1/15/2017                   1,025
               Pan Pacific Retail Properties, Inc.,
    1,000         Notes                                               7.95               4/15/2011                   1,086
    1,000         Notes                                               5.25               9/01/2015                     968
    1,000      Simon Property Group, LP, Notes                        6.10               5/01/2016                   1,035
                                                                                                                  --------
                                                                                                                     4,114
                                                                                                                  --------
               REITs - SPECIALIZED (0.4%)
    1,000      Hospitality Properties Trust, Senior Notes             5.13               2/15/2015                     946
    1,000      Ventas Realty, LP, Senior Notes                        9.00               5/01/2012                   1,125
                                                                                                                  --------
                                                                                                                     2,071
                                                                                                                  --------
               SPECIALIZED FINANCE (0.4%)
    2,000      Financial Security Assurance Holdings Ltd.,
                  Junior Subordinated Notes(b)                        6.40              12/15/2066(d)                2,010
                                                                                                                  --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.9%)
  $ 1,000      Independence Community Bank Corp.,
                  Subordinated Notes                                  3.75%(a)           4/01/2014(d)             $    963
    2,000      Sovereign Bank, Notes                                  4.38               8/01/2013                   1,966
    2,000      Washington Mutual Preferred Funding
                  Trust I, Bonds, Series A-1(b)                       6.53                       -(d)                1,973
                                                                                                                  --------
                                                                                                                     4,902
                                                                                                                  --------
               Total Financials                                                                                    126,397
                                                                                                                  --------
               HEALTH CARE (1.1%)
               ------------------
               HEALTH CARE FACILITIES (0.2%)
    1,000      Health Management Associates, Inc.,
                  Senior Notes                                        6.13               4/15/2016                     945
                                                                                                                  --------
               HEALTH CARE SERVICES (0.2%)
    1,000      Laboratory Corp. of America, Senior Notes              5.63              12/15/2015                     977
                                                                                                                  --------
               MANAGED HEALTH CARE (0.7%)
    2,000      Coventry Health Care, Inc., Senior Notes               5.88               1/15/2012                   1,993
    2,000      Highmark, Inc., Senior Notes(b)                        6.80               8/15/2013                   2,087
                                                                                                                  --------
                                                                                                                     4,080
                                                                                                                  --------
               Total Health Care                                                                                     6,002
                                                                                                                  --------
               INDUSTRIALS (0.9%)
               ------------------
               BUILDING PRODUCTS (0.4%)
    2,000      USG Corp., Notes(b)                                    6.30              11/15/2016                   2,003
                                                                                                                  --------
               INDUSTRIAL CONGLOMERATES (0.3%)
    2,000      Tyco International Group, COP, Notes(b)                4.44               6/15/2007                   1,992
                                                                                                                  --------
               INDUSTRIAL MACHINERY (0.2%)
    1,000      Pall Corp., Senior Notes(b)                            6.00               8/01/2012                     998
                                                                                                                  --------
               Total Industrials                                                                                     4,993
                                                                                                                  --------
               INFORMATION TECHNOLOGY (0.2%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    1,000      Fiserv, Inc., Notes                                    4.00               4/15/2008                     980
                                                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
  $ 2,510      US Unwired, Inc., Secured Notes                       10.00%              6/15/2012(f)             $  2,744
                                                                                                                  --------
               UTILITIES (9.2%)
               ----------------
               ELECTRIC UTILITIES (6.4%)
    2,000      Ameren UE, Senior Secured Notes                        5.10              10/01/2019                   1,859
    1,000      Baltimore Gas & Electric Co., Notes(b)                 5.90              10/01/2016                   1,010
    2,000      Black Hills Corp., Notes                               6.50               5/15/2013                   2,004
    1,045      Carolina Power & Light Co., Bonds                      6.13               9/15/2033                   1,069
    2,607      Cedar Brakes II, LLC, Senior Notes, Series C(b),(e)    9.88               9/01/2013                   2,882
    2,550      Entergy Gulf States, Inc., Bonds                       5.70               6/01/2015                   2,477
    1,000      Entergy Louisiana, Inc., First Mortgage Bonds          5.83              11/01/2010                     997
    1,000      Entergy Mississippi, Inc., First Mortgage Bonds        5.92               2/01/2016                     994
      924      FPL Energy National Wind, LLC, Secured Notes(b)        5.61               3/10/2024                     907
    2,000      FPL Group Capital, Inc., Bonds                         6.35              10/01/2066(d)                2,023
               MidAmerican Energy Holdings Co.,
    1,000         Senior Notes                                        5.88              10/01/2012                   1,018
    1,000         Senior Notes                                        5.80              10/15/2036                     986
    2,000      Monongahela Power Co., Notes, Series A                 7.36               1/15/2010                   2,088
    1,000      Nevada Power Co., Notes, Series O                      6.50               5/15/2018                   1,039
    1,000      New York State Electric & Gas Corp., Notes             5.50              11/15/2012                     993
    1,218      Oglethorpe Power Corp., Senior Secured
                  Facility Bonds                                      6.97               6/30/2011                   1,231
    1,000      Potomac Edison Co., First Mortgage Bond                5.35              11/15/2014                     979
    1,663      Power Contract Financing, Senior Notes(b)              6.26               2/01/2010                   1,670
    1,000      PSI Energy, Inc., Senior Notes                         6.05               6/15/2016                   1,019
    1,000      Public Service Co. of Colorado, Senior Notes           7.88              10/01/2012                   1,117
    1,000      Public Service Co. of Oklahoma, Senior Notes           6.15               8/01/2016                   1,014
    1,000      Sierra Pacific Power Co., Notes                        6.25               4/15/2012                   1,022
    1,000      Southern Power Co., Senior Notes                       6.25               7/15/2012                   1,033
      986      Tristate General & Transport Association, Bonds(b)     6.04               1/31/2018                     985
    2,000      TXU Energy Co., LLC, Senior Notes                      7.00               3/15/2013                   2,096
    1,000      Virginia Electric Power Co., Senior Notes              5.40               1/15/2016                     983
                                                                                                                  --------
                                                                                                                    35,495
                                                                                                                  --------
               GAS UTILITIES (2.0%)
    2,000      AGL Capital Corp., Guaranteed Notes                    6.38               7/15/2016                   2,064
    1,000      Centerpoint Energy Resources Corp.,
                  Senior Notes                                        5.95               1/15/2014                     999

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 1,000      Duke Capital Corp., LLC, Senior Notes                  8.00%             10/01/2019                $  1,138
    1,000      Enbridge Energy Partners, LP, Notes                    4.75               6/01/2013                     939
    2,000      Michigan Consolidated Gas Co., Notes                   5.00              10/01/2019                   1,861
    1,000      National Fuel Gas Co., MTN, Notes                      7.38               6/13/2025                   1,104
    1,000      Northern Natural Gas Co., Senior Notes(b)              5.38              10/31/2012                     987
    1,000      Southern Star Central Gas, Notes(b)                    6.00               6/01/2016                     998
    1,000      Valero Logistics Operations, LP, Senior Notes          6.05               3/15/2013                   1,008
                                                                                                                  --------
                                                                                                                    11,098
                                                                                                                  --------
               MULTI-UTILITIES (0.8%)
    1,000      Energy East Corp., Notes                               6.75               6/15/2012                   1,051
    1,000      Teco Energy, Inc., Notes                               6.13               5/01/2007                   1,003
    2,000      WPS Resources Corp., Notes                             6.11              12/01/2066(d)                1,984
                                                                                                                  --------
                                                                                                                     4,038
                                                                                                                  --------
               Total Utilities                                                                                      50,631
                                                                                                                  --------
               Total Corporate Obligations (cost: $227,470)                                                        226,521
                                                                                                                  --------
               EURODOLLAR AND YANKEE OBLIGATIONS (12.3%)(g)

               CONSUMER STAPLES (0.1%)
               -----------------------
               FOOD RETAIL (0.1%)
      500      Ahold Finance U.S.A., Inc., Notes                      6.25               5/01/2009                     508
                                                                                                                  --------
               Energy (1.2%)
               -------------
               INTEGRATED OIL & GAS (0.9%)
    2,000      Nakilat, Inc., Secured Bonds(b)                        6.07              12/31/2033                   1,958
               PEMEX Finance Ltd.,
      850         Notes                                               9.03               2/15/2011                     906
    2,000         Senior Notes(e)                                     8.88              11/15/2010                   2,138
                                                                                                                  --------
                                                                                                                     5,002
                                                                                                                  --------
               OIL & GAS DRILLING (0.3%)
               Delek & Avner-Yam Tethys Ltd.,
      782         Secured Notes(b)                                    5.33               8/01/2013                     763
      782         Secured Notes(b)                                    6.47(a)            8/01/2013                     781
                                                                                                                  --------
                                                                                                                     1,544
                                                                                                                  --------
               Total Energy                                                                                          6,546
                                                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               FINANCIALS (9.9%)
               -----------------
               DIVERSIFIED BANKS (5.5%)
  $ 2,000      Banco Nacional De Comercio Exterior SNC,
                  Notes(b)                                            3.88%              1/21/2009                $  1,933
    1,000      Banco Santander, Subordinated Notes(b)                 5.38              12/09/2014                     980
    2,000      Barclays Bank plc, Subordinated Notes(b)               5.93                       -(d)                2,019
    2,000      BOI Capital Funding Number 3 LP,
                  Guaranteed Bonds(b)                                 6.11                       -(d)                1,960
    1,500      Chuo Mitsui Trust & Banking Co.,
                  Subordinated Notes(b)                               5.51                       -(d)                1,434
    3,000      HBOS plc, Subordinated Notes(b),(e)                    5.38                       -(d)                2,954
    4,000      Lloyds TSB Group plc, Bonds(b)                         6.27                       -(d)                3,971
    1,000      Mizuho Capital Investment 1 Ltd.,
                  Subordinated Bonds(b)                               6.69                       -(d)                1,002
    2,000      National Capital Trust II, Subordinated Notes(b)       5.49                       -(d)                1,945
    1,000      Nordea Bank AB, Subordinated Notes(b)                  5.42                       -(d)                  957
    2,000      Rabobank Capital Funding Trust III,
                  Subordinated Notes(b)                               5.25                       -(d)                1,934
    2,500      Skandinaviska Enskilda Banken AB, Bonds(b)             5.47                       -(d)                2,430
    2,000      Standard Chartered plc, Subordinated Notes(b)          6.41               1/30/2017                   1,971
    2,000      Sumitomo Mitsui Financial Group Preferred
                  Capital, Bonds(b)                                   6.08                       -(d)                1,989
    2,000      UFJ Finance Aruba AEC, Notes(e)                        8.75                       -(o)                2,102
    1,000      Westpac Capital Trust IV, Notes(b)                     5.26                       -(d)                  946
                                                                                                                  --------
                                                                                                                    30,527
                                                                                                                  --------
               LIFE & HEALTH INSURANCE (0.5%)
    3,000      AXA S.A., Subordinated Bonds(b)                        6.46                       -(d)                2,935
                                                                                                                  --------
               MULTI-LINE INSURANCE (0.4%)
    2,000      ING Capital Funding Trust III, Guaranteed Bonds(e)     8.44                       -(d)                2,203
                                                                                                                  --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    2,000      ZFS Finance USA Trust II, Bonds(b)                     6.45              12/15/2065(d)                2,029
                                                                                                                  --------
               PROPERTY & CASUALTY INSURANCE (0.7%)
    1,000      AXIS Capital Holdings Ltd., Senior Notes               5.75              12/01/2014                     987
    3,000      Catlin Insurance Co. Ltd., Notes(b)                    7.25                       -(d)                3,036
                                                                                                                  --------
                                                                                                                     4,023
                                                                                                                  --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (1.1%)
 $  2,000     Glitnir Banki hf, Notes(b)                              7.45%                      -(d)             $  2,101
    2,000     Kaupthing Bank hf, Notes(b)                             7.13               5/19/2016                   2,116
    2,000     Popular North America, Inc., Notes                      4.25               4/01/2008                   1,968
                                                                                                                  --------
                                                                                                                     6,185
                                                                                                                  --------
              REINSURANCE (1.3%)
    1,000     Allied World Assurance Holdings Ltd.,
                 Senior Notes                                         7.50               8/01/2016                   1,076
    2,000     Montpelier Re Holdings Ltd., Senior Notes               6.13               8/15/2013                   1,946
    1,000     Platinum Underwriters Finance, Inc.,
                 Notes, Series B                                      7.50               6/01/2017                   1,048
    3,000     Stingray Pass-Through Trust Certificates(b),(e)         5.90               1/12/2015                   2,820
                                                                                                                  --------
                                                                                                                     6,890
                                                                                                                  --------
              Total Financials                                                                                      54,792
                                                                                                                  --------
              INDUSTRIALS (0.6%)
              ------------------
              BUILDING PRODUCTS (0.4%)
    2,000     CRH America, Inc., Notes                                6.00               9/30/2016                   2,022
                                                                                                                  --------
              INDUSTRIAL CONGLOMERATES (0.2%)
    1,000     Siemens Financieringsmat, Notes(b)                      6.13               8/17/2026                   1,019
                                                                                                                  --------
              Total Industrials                                                                                      3,041
                                                                                                                  --------
              MATERIALS (0.5%)
              ----------------
              DIVERSIFIED METALS & MINING (0.5%)
    1,000     Brascan Corp., Notes                                    8.13              12/15/2008                   1,045
    2,000     Glencore Funding, LLC, Notes(b)                         6.00               4/15/2014                   1,940
                                                                                                                  --------
              Total Materials                                                                                        2,985
                                                                                                                  --------
              Total Eurodollar and Yankee Obligations (cost: $68,330)                                               67,872
                                                                                                                  --------
              ASSET-BACKED SECURITIES (6.6%)(h)

              FINANCIALS (4.9%)
              -----------------
              ASSET-BACKED FINANCING (4.9%)
    1,837     Aerco Ltd., Series 2A, Class A4(b),(e)                  5.84(a)            7/15/2025                   1,785
    1,262     Airport Airplanes, Pass-Through Certificates,
                 Series 1R, Class A8, EETC                            5.73(a)            3/15/2019                   1,200
      222     Aviation Capital Group Trust, Notes,
                 Series 2000-1A, Class A2(b)                          5.80(a)           11/15/2025                     221

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               Bank One Issuance Trust, Notes,
  $ 3,000         Series 2003, Class C-3(e)                           4.77%              2/16/2016                $  2,863
    1,000         Series 2003, Class C1                               4.54               9/15/2010                     991
    5,000      Carmax Auto Owner Trust, Notes,
                  Series 2007-1, Class A2(i),(j)                      5.30               3/15/2010                   4,997
               Citibank Credit Card Issuance Trust,
    1,000         Series 2005-C1, Class C1                            5.50               3/24/2017                     983
    2,000         Series 2005-C5, Class C5                            4.95              10/25/2010                   1,981
    1,000      Detroit Edison, Notes, Series 2001-1, Class A-4        6.19               3/01/2013                   1,026
               Diversified REIT, Notes,
      231         Series 1999-1A, Class A1(b)                         6.78               3/18/2011                     231
    2,000         Series 1999-1A, Class C(b)                          6.78               3/18/2011                   2,031
    1,000         Series 2000-1, Class C(b)                           6.97               3/08/2010                   1,020
    2,000      Global Signal Trust, Series 2006-1, Class B(b)         5.59               2/15/2036                   2,001
      770      Hyundai Auto Receivables Trust, Notes,
                  Series 2003-A, Class B                              2.99              10/15/2010                     760
      405      IKON Receivables LLC, Notes,
                  Series 2003-1, Class A4                             3.27               7/15/2011                     404
               Trinity Rail Leasing L.P.,
    2,724         Series 2004-1A, Class A (INS)(e),(j)                5.27               8/14/2027                   2,658
    1,952         Series 2006-1A, Class A1(b)                         5.90               5/14/2036                   1,978
                                                                                                                  --------
               Total Financials                                                                                     27,130
                                                                                                                  --------
               INDUSTRIALS (1.7%)
               ------------------
               AIRLINES (1.7%)
               America West Airlines, Inc., Pass-Through
                  Certificates,
    1,133         Series 1996-1, Class A, EETC                        6.85               7/02/2009                   1,134
      358         Series 1998-1, Class A, EETC                        6.87               1/02/2017                     360
    2,035         Series 1999-1, Class G, EETC (INS)(e)               7.93               1/02/2019                   2,199
               American Airlines, Inc., Pass-Through
                  Certificates,
    1,000         Series 2001-1, Class A-2, EETC                      6.82               5/23/2011                   1,006
    1,351         Series 2003-1, Class G, EETC (INS)                  3.86               7/09/2010                   1,312
               Continental Airlines, Inc., Pass-Through
                  Certificates,
    1,599         Series 99-1, Class A, EETC                          6.55               2/02/2019                   1,657
    1,320         Series AMBC, EETC (INS)                             6.24               3/15/2020                   1,331
                                                                                                                  --------
               Total Industrials                                                                                     8,999
                                                                                                                  --------
               Total Asset-Backed Securities (cost: $36,123)                                                        36,129
                                                                                                                  --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL MORTGAGE SECURITIES (24.1%)(h)

               CONSUMER DISCRETIONARY (0.4%)
               -----------------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
  $ 2,000      Hilton Hotels Pool Trust,
                  Series 2000-HLTA, Class C(b)                        7.46%             10/03/2015                $  2,138
                                                                                                                  --------
               FINANCIALS (23.7%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (23.0%)
    1,000      Amresco Commercial Mortgage Fund I Corp.,
                  Series 1997 C1, Class F                             7.64               6/17/2029                     999
      989      Banc of America Commercial Mortgage Inc.,
                  Series 2005-6, Class KCB(b)                         5.32(a)            9/10/2047                     930
               Bear Stearns Commercial Mortgage
                  Securities, Inc.,
    1,500         Series 1998-C1, Class F(b)                          6.00               6/16/2030                   1,522
    2,317         Series 2003-T10, Class A1                           4.00               3/13/2040                   2,236
    2,000         Series 2005-T18, Class AAB                          4.82               2/13/2042                   1,936
    3,000         Series 2006-T22, Class AAB                          5.47(a)            4/12/2038                   3,020
    2,000         Series 2006-T24, Class AB                           5.53(a)           10/12/2041                   2,003
               Chase Commercial Mortgage Securities Corp.,
                  Pass-Through Certificates,
      787         Series 2000-1, Class A2                             7.76               4/15/2032                     828
    2,000         Series 2000-3, Class A2                             7.32              10/15/2032                   2,105
               Citigroup Commercial Mortgage Trust,
    2,000         Series 2005-EMG, Class AJ(b)                        4.83               9/20/2051                   1,926
    2,000         Series 2006-C5, Class ASB                           5.41(a)           10/15/2049                   1,988
               Commercial Mortgage Trust,
                  Pass-Through Certificates,
    3,000         Series 2004-LB4A, Class A4                          4.58              10/15/2037                   2,883
    4,994         Series 2004-RS1, Class A(b),(e)                     4.02               3/03/2041                   4,771
               Credit Suisse First Boston Mortgage
                  Securities Corp.,
    1,000         Series 1998-C1, Class D                             7.17               5/17/2040                   1,055
    1,927         Series 2001-CK1, Class A-2                          6.25              12/16/2035                   1,933
      650      First Union National Bank-Chase,
                  Series 1999-C2, Class D                             7.06               6/15/2031                     671
      872      G-Force, LLC, Pass-Through Certificates,
                  Series 2005-RRA, Class A-1(b)                       4.39               8/22/2036                     838
               GE Capital Commercial Mortgage Corp.,
       31         Series 2000-1, Class A-1                            6.32               1/15/2033                      31
    1,500         Series 2002-3A, Class D(b)                          5.34              12/10/2037                   1,493

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               GMAC Commercial Mortgage Security, Inc.,
  $ 1,000         Series 1998-C2, Class D                             6.50%              5/15/2035                $  1,017
    1,115         Series 1999-C1, Class D                             6.84(a)            5/15/2033                   1,144
    1,500         Series 2004-C3, Class D                             5.04(a)           12/10/2041                   1,438
               GS Mortgage Securities Corp. II,
    2,890         Series 1998-GLII, Class E(e)                        6.97(a)            4/13/2031                   2,940
    1,000         Series 2001 ROCK, Class A-2                         6.62               5/03/2018                   1,051
    2,000         Series 2003-C1, Class A2B                           4.30               1/10/2040                   1,924
               J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.,
    2,000         Series 2006-CB15, Class ASB                         5.79(a)            6/12/2043                   2,031
    2,000         Series 2006-CB17, Class A-SB                        5.42              12/12/2043                   1,989
    2,000         Series 2006-LDP6, Class A-SB                        5.49(a)            4/15/2043                   2,001
    1,000         Series 2006-LDP8, Class A-SB                        5.37(a)            5/15/2045                     992
    3,000      LB UBS Commercial Mortgage Trust,
                  Pass-Through Certificates,
                  Series 2006-C7, Class AAB                           5.32              11/15/2038                   2,970
               LB-UBS Commercial Mortgage Trust,
    1,000         Series 2001-WM, Class D(b)                          6.83               7/14/2016                   1,053
    3,000         Series 2006-C3, Class AAB                           5.64(a)            3/15/2039                   3,024
    3,000      Machine One Trust, Series 2004-1A,
                  Class A3(b),(e)                                     5.22               5/28/2040                   2,926
    2,000      Merrill Lynch Morgage Trust,
                  Series 2006-C2, Class A2                            5.76               1/12/2016                   2,025
               Merrill Lynch Mortgage Investors, Inc.,
      183         Series 1997-C2, Class A-2                           6.54              12/10/2029                     184
    1,768         Series 1998-C1, Class A2                            6.48              11/15/2026                   1,782
    3,657         Series 1999-C1, Class A2                            7.56              11/15/2031                   3,791
    2,000      Merrill Lynch-Countrywide Commercial
                  Mortgage Trust, Series 2006-3, Class ASB            5.38(a)            7/12/2046                   1,985
               Morgan Stanley Capital I, Inc.,
    1,000         Series 1998-XL1, Class H(b)                         6.92(a)            6/03/2030                   1,001
    4,600         Series 2006-HQ9, Class AAB                          5.69               7/12/2044                   4,649
    4,000         Series 2006-T23, Class AAB                          5.80(a)            8/12/2041                   4,091
               Morgan Stanley Dean Witter Capital I, Inc.,
    1,992         Series 1998 XL1, Class A-3                          6.48               6/03/2030                   2,009
    2,000         Series 2005 IQ9, Class A-3                          4.54               7/15/2056                   1,924
    5,000         Series 2005-RR6, Class A2FX(b),(e)                  5.13               5/24/2043                   4,895
    3,000      Mortgage Capital Funding, Inc., Pass-Though
                  Certificates, Series 1998-MC2, Class E              7.09(a)            6/18/2030                   3,086

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
  $ 1,109      Salomon Brothers Mortgage
                  Securities VII, Inc., Series 2000-C3, Class A1      6.34%             12/18/2033                $  1,112
    1,000      SBA Commercial Mortgage-Backed Trust,
                  Series 2006-1A, Class C(b)                          5.56              11/15/2036                     997
    1,287      TIAA Real Estate Co. Ltd.,
                  Series 2001 C1A, Class A-3(b)                       6.56               6/19/2026                   1,299
    2,000      Timberstar Trust, Series 2006-1A, Class B(b)           5.75              10/15/2036                   2,007
    2,000      Trizechahn Office Properties Trust,
                  Series 2001-TZHA, Class A3(b)                       6.21               3/15/2013                   2,015
               Wachovia Bank Commercial Mortgage Trust,
   10,000         Series 2004-C12, Class A-2                          5.00               7/15/2041                   9,866
    2,000         Series 2005-C17, Class A4                           5.08               3/15/2042                   1,943
    2,000         Series 2005-C18, Class APB                          4.81               4/15/2042                   1,936
    5,000         Series 2005-C21, Class A-2C                         5.19              10/15/2044                   4,969
    5,000         Series 2006-C27, Class A-2                          5.62               7/15/2045                   5,039
    5,000         Series 2006-C28, Class A-2                          5.50              10/15/2048                   5,011
                                                                                                                  --------
                                                                                                                   127,284
                                                                                                                  --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)(k)
               Credit Suisse First Boston Mortgage
                  Securities Corp.,
    8,916         Series 2003-C3, Class ASP (acquired
                  6/17/2003; cost $828)(b),(l)                        1.77               5/15/2038                     366
   41,530         Series 2004-C1, Class ASP (acquired
                  8/30/2004; cost $1,797)(b),(l)                      0.88               1/15/2037                   1,080
   11,428      Greenwich Capital Commercial Funding Corp.,
                  Series 2002-C1, Class XP (acquired
                  7/17/2023 & 8/13/2003; cost $1,188)(b),(l)          1.78               1/11/2035                     934
   67,084      GS Mortgage Securities Corp. II, Series 2001
                  ROCK, Class X-1 (acquired 5/13/2004;
                  cost $1,009)(b),(l)                                 0.21               5/03/2018                     684
   16,964      LB-UBS Commercial Mortgage Trust,
                  Series 2003-C5, Class XCP (acquired
                  7/16/2003; cost $857)(b),(l)                        1.11               7/15/2013                     254
   15,908      Morgan Stanley Dean Witter Capital I, Inc.,
                  Series 2004-T13, Class X2 (acquired
                  1/23/2004; cost $866)(b),(l)                        0.95               9/13/2045                     510
                                                                                                                  --------
                                                                                                                     3,828
                                                                                                                  --------
               Total Financials                                                                                    131,112
                                                                                                                  --------
               Total Commercial Mortgage Securities (cost: $133,778)                                               133,250
                                                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ISSUES (2.1%)(m)

               COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)
               Freddie Mac(+),
  $   220         Series 2367 KV                                      7.00%             10/15/2014                $    220
      478         Series 2389 VH                                      6.00              10/15/2018                     479
    1,278         Series 2435 VG                                      6.00               2/15/2013                   1,295
    1,942      Government National Mortgage Assn.,
                  Series 1999-14 VD                                   6.00               3/20/2014                   1,950
                                                                                                                  --------
                                                                                                                     3,944
                                                                                                                  --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(k)
   29,536      Government National Mortgage Assn.,
                  Series 2003-59, Class XB                            2.15               7/16/2010                     674
                                                                                                                  --------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.3%)(h)
               Freddie Mac(+),
    2,525         Pool B19905                                         5.00               9/01/2020                   2,470
    4,724         Pool A44446                                         5.50               4/01/2036                   4,650
                                                                                                                  --------
                                                                                                                     7,120
                                                                                                                  --------
               Total U.S. Government Agency Issues (cost: $11,684)                                                  11,738
                                                                                                                  --------
               U.S. TREASURY SECURITIES (0.2%)

               NOTES (0.2%)
    1,000      2.25%, 2/15/2007 (cost: $999)                                                                           999
                                                                                                                  --------
               MUNICIPAL BONDS (5.5%)
               AIRPORT/PORT (0.4%)
    2,000      College Park, GA, RB, Series 2006A (INS)               5.76               1/01/2015                   2,052
                                                                                                                  --------
               APPROPRIATED DEBT (0.7%)
    2,000      Commonwealth Financing Auth., PA, RB,
                  Series B (INS)                                      5.63               6/01/2023                   2,024
    2,000      Hudson County, NJ, Improvement Auth. RB,
                  Series 2005 (LOC - North Fork Bank)                 4.25               6/15/2019(c)                1,989
                                                                                                                  --------
                                                                                                                     4,013
                                                                                                                  --------
               CASINOS & GAMING (0.2%)
    1,000      Mashantucket (Western) Pequot Tribe, CT, RB(b)5.91                        9/01/2021                     965
                                                                                                                  --------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               EDUCATION (0.2%)
  $ 1,000      Univ. Oklahoma RB                                      5.25%             11/01/2019                $    967
                                                                                                                  --------
               ELECTRIC UTILITIES (0.1%)
      500      Hillsborough County, FL, IDA PCRB                      4.00               5/15/2018(c)                  500
                                                                                                                  --------
               ELECTRIC/GAS UTILITIES (0.5%)
    2,000      Energy Acquisition Corp. II, OH, RB (INS)              4.49               2/15/2008                   1,968
    1,000      North Carolina Eastern Municipal Power
                  Agency RB, Series 2003-E                            5.23               1/01/2011                     980
       95      Texas Municipal Gas Corp., Notes (INS)(b)              2.60               7/01/2007                      95
                                                                                                                  --------
                                                                                                                     3,043
                                                                                                                  --------
               GENERAL OBLIGATION (1.0%)
    1,000      Bucks County, PA, GO (INS)                             3.94              12/15/2008                     978
    2,000      Hopewell, VA, Taxable Public Improvement
                  GO, Series B                                        5.25               7/15/2009                   1,978
    2,000      King County, WA, GO, Series 2004C                      4.32              12/01/2010                   1,933
    1,000      Riverside, CA, Pension Obligation, RB,
                  Series A (INS)                                      4.21               2/15/2011                     964
                                                                                                                  --------
                                                                                                                     5,853
                                                                                                                  --------
               HOSPITAL (0.3%)
    1,000      Medical Univ., SC, Hospital Auth. Facilities, RB,
                  Series 2004B (INS)                                  5.01               2/15/2015                     974
      960      Rhode Island State Health & Education RB,
                  Series C (LOC - Citizens Bank of Rhode Island)      3.60               9/15/2033(c)                  946
                                                                                                                  --------
                                                                                                                     1,920
                                                                                                                  --------
               MISCELLANEOUS (0.2%)
      975      Keenan Development Association of
                  Tennessee LLC, RB, Series 2005 (INS)                5.02               7/15/2028                     918
                                                                                                                  --------
               MULTIFAMILY HOUSING (0.2%)
    1,080      American Eagle Northwest LLC, WA, RB,
                  Series 2005A                                        4.97              12/15/2018                   1,037
                                                                                                                  --------
               OIL & GAS REFINING & MARKETING (0.2%)
    1,000      Harris County, TX, IDRB, Series 2002                   5.68               3/01/2023(c)                  993
                                                                                                                  --------
               SALES TAX (0.4%)
    2,500      Sales Tax Asset Receivable Corp., NY, RB,
                  Series B(e)                                         4.76              10/15/2015                   2,396
                                                                                                                  --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                                                                           MARKET
   AMOUNT                                                           COUPON                                           VALUE
    (000)      SECURITY                                               RATE                MATURITY                   (000)
--------------------------------------------------------------------------------------------------------------------------
               SPECIAL ASSESSMENT/TAX/FEE (0.7%)
  $ 1,000      New York State Environmental Facilities Corp.
                  RB, Series 2004B (INS)                              4.02%             12/15/2009                $    969
    1,000      New York State Housing Finance Agency
                  Personal Income Tax RB, Series 2006B                5.19               9/15/2011                     997
    2,000      New York State Urban Development Corp. RB,
                  Series 2004B-3 (INS)                                4.38              12/15/2011                   1,917
                                                                                                                  --------
                                                                                                                     3,883
                                                                                                                  --------
               WATER/SEWER UTILITY (0.4%)
    2,000      Escondido, CA Joint Powers Financing Auth.
                  RB, Series 2007B (INS)(i)                           5.53               9/01/2018                   2,016
                                                                                                                  --------
               Total Municipal Bonds (cost: $31,106)                                                                30,556
                                                                                                                  --------

PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------
               PREFERRED SECURITIES (1.9%)

               CONSUMER STAPLES (0.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
   20,000      Dairy Farmers of America, Inc., 7.88%,
                  cumulative redeemable, perpetual(b)                                                                2,027
                                                                                                                  --------
               FINANCIALS (1.5%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
   50,000      HSBC Holdings, Series A, 6.20%, perpetual                                                             1,275
                                                                                                                  --------
               PROPERTY & CASUALTY INSURANCE (0.2%)
   10,000      Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                                1,065
                                                                                                                  --------
               REINSURANCE (0.9%)
   20,000      Endurance Specialty Holdings Ltd., Series A, 7.75%,
                  non-cumulative, perpetual                                                                            525
    1,000      Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual(b)                                      1,006
   $3,000      Swiss Re Capital I L.P., 6.85%, perpetual(b)                                                          3,146
                                                                                                                  --------
                                                                                                                     4,677
                                                                                                                  --------
               REITs - INDUSTRIAL (0.1%)
   30,000      AMB Property Corp., Series O, 7.00%,
                  cumulative redeemable, perpetual                                                                     780
                                                                                                                  --------

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                                    MARKET
   NUMBER                                                                                                            VALUE
OF SHARES      SECURITY                                                                                              (000)
--------------------------------------------------------------------------------------------------------------------------
               REITs - SPECIALIZED (0.1%)
   20,000      Public Storage, Inc., Series G, 7.00%, perpetual                                                   $    514
                                                                                                                  --------
               Total Financials                                                                                      8,311
                                                                                                                  --------
               Total Preferred Securities (cost: $10,076)                                                           10,338
                                                                                                                  --------

PRINCIPAL
   AMOUNT                                                           COUPON
    (000)                                                             RATE                MATURITY
---------                                                           ------               ---------
               MONEY MARKET INSTRUMENTS (8.0%)

               COMMERCIAL PAPER(7.8%)
               FINANCIALS (5.7%)
               -----------------
               DIVERSIFIED CAPITAL MARKETS (2.6%)
  $14,257      UBS Finance Delaware, LLC                              5.26%              2/01/2007                  14,257
                                                                                                                  --------
               THRIFTS & MORTGAGE FINANCE (3.1%)
   17,287      Countrywide Financial Corp.                            5.29               2/02/2007                  17,285
                                                                                                                  --------
               Total Financials                                                                                     31,542
                                                                                                                  --------
               UTILITIES (2.1%)
               ----------------
               GAS UTILITIES (2.1%)
   11,845      Peoples Gas Light and Coke Co.                         5.28               2/01/2007                  11,845
                                                                                                                  --------
               Total Commercial Paper                                                                               43,387
                                                                                                                  --------
               VARIABLE-RATE DEMAND NOTES (0.2%)(n)

               MUNICIPAL BONDS (0.2%)
               ----------------------
               NURSING/CCRC (0.2%)
      958      Pima County, Arizona IDA RB,
                  Series 2000B (NBGA)(b)                              8.25              12/01/2025                     958
                                                                                                                  --------
               Total Money Market Instruments (cost: $44,345)                                                       44,345
                                                                                                                  --------

               TOTAL INVESTMENTS (COST: $563,911)                                                                 $561,748
                                                                                                                  ========

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           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 12.9% of net assets at January 31, 2007.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2007.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (d) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.

         (e) At January 31, 2007, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

34

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

         (f) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.

         (g) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         (h) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

         (i) At January 31, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $7,013,000, all of which were when-issued.

         (j) Security was fair valued at January 31, 2007, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (k) Interest-only commercial mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

             represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2007, was $3,828,000, which represented 0.7% of the Fund's net assets.

         (m) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (n) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (o) Security is perpetual and has no final maturity date.

36

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             COP     Certificate of Participation

             CPI     Consumer Price Index

             EETC    Enhanced Equipment Trust Certificate

             GO      General Obligation

             IDA     Industrial Development Authority/Agency

             IDRB    Industrial Development Revenue Bond

             MTN     Medium-Term Note

             PCRB    Pollution Control Revenue Bond

             RB      Revenue Bond

             REIT    Real Estate Investment Trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Corp., MBIA Insurance Corp., or XL Capital Assurance.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from General Motors Acceptance Corp.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $563,911)     $561,748
  Cash                                                                              115
  Receivables:
     Capital shares sold                                                          1,076
     USAA Investment Management Company (Note 5C)                                   153
     Interest                                                                     5,988
                                                                               --------
        Total assets                                                            569,080
                                                                               --------
LIABILITIES
  Payables:
     Securities purchased                                                        15,954
     Capital shares redeemed                                                        278
     Dividends on capital shares                                                    279
  Accrued management fees                                                           146
  Accrued transfer agent's fees                                                      22
  Other accrued expenses and payables                                                75
                                                                               --------
        Total liabilities                                                        16,754
                                                                               --------
           Net assets applicable to capital shares outstanding                 $552,326
                                                                               ========

NET ASSETS CONSIST OF:
  Paid-in capital                                                              $560,322
  Accumulated net realized loss on investments and futures transactions          (5,833)
  Net unrealized depreciation of investments                                     (2,163)
                                                                               --------
           Net assets applicable to capital shares outstanding                 $552,326
                                                                               ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                    55,300
                                                                               ========
  Net asset value, redemption price, and offering price per share              $   9.99
                                                                               ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                                        $   157
  Interest income                                                                   12,768
                                                                                   -------
     Total income                                                                   12,925
                                                                                   -------
EXPENSES
  Management fees                                                                      785
  Administration and servicing fees                                                    355
  Transfer agent's fees                                                                444
  Custody and accounting fees                                                           65
  Postage                                                                               48
  Shareholder reporting fees                                                            38
  Trustees' fees                                                                         4
  Registration fees                                                                     25
  Professional fees                                                                     30
  Other                                                                                  8
                                                                                   -------
     Total expenses                                                                  1,802
  Expenses paid indirectly                                                              (5)
  Expenses reimbursed                                                                 (265)
                                                                                   -------
     Net expenses                                                                    1,532
                                                                                   -------
NET INVESTMENT INCOME                                                               11,393
                                                                                   -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain on:
     Investments
        Unaffiliated transactions                                                      571
        Affiliated transactions (Note 7)                                               149
     Futures transactions                                                              421
  Change in net unrealized appreciation/depreciation of:
     Investments                                                                     6,254
     Futures contracts                                                                 (77)
                                                                                   -------
           Net realized and unrealized gain                                          7,318
                                                                                   -------
Increase in net assets resulting from operations                                   $18,711
                                                                                   =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED),
AND YEAR ENDED JULY 31, 2006

 FROM OPERATIONS                                                1/31/2007      7/31/2006
                                                               -------------------------
  Net investment income                                          $ 11,393       $ 18,556
  Net realized gain (loss) on:
     Investments                                                      720           (154)
     Futures transactions                                             421           (257)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                    6,254        (11,680)
     Futures contracts                                                (77)            77
                                                                 -----------------------
        Increase in net assets resulting from operations           18,711          6,542
                                                                 -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (11,397)       (19,117)
                                                                 -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       156,020        180,926
  Reinvested dividends                                             10,059         16,295
  Cost of shares redeemed                                         (54,969)      (109,817)
                                                                 -----------------------
     Increase in net assets from capital share transactions       111,110         87,404
                                                                 -----------------------
Net increase in net assets                                        118,424         74,829
NET ASSETS
  Beginning of period                                             433,902        359,073
                                                                 -----------------------
  End of period                                                  $552,326       $433,902
                                                                 =======================
Accumulated undistributed net investment income:
  End of period                                                  $      -       $      4
                                                                 =======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      15,589         18,186
  Shares issued for dividends reinvested                            1,004          1,641
  Shares redeemed                                                  (5,509)       (11,044)
                                                                 -----------------------
     Increase in shares outstanding                                11,084          8,783
                                                                 =======================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

                 recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Futures contracts are valued at the last quoted sales price.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

                 duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts.
              When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of January 31, 2007, the Fund did not invest in any futures contracts.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

              on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2007, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $6,999,000, all of which were when-issued securities.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $5,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

              contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 1.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

         borrowings under this agreement during the six-month period ended January 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2006, the Fund had capital loss carryovers of $6,031,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

                   CAPITAL LOSS CARRYOVERS
         ------------------------------------------
           EXPIRES                        BALANCE
         ----------                    ------------
           2010                         $5,991,000
           2014                             40,000
                                        ----------
                            Total       $6,031,000
                                        ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2007, were $158,757,000 and $74,761,000, respectively.

         As of January 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of January 31, 2007, were $4,392,000 and $6,555,000, respectively, resulting in net unrealized depreciation of $2,163,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2007, the Fund's effective annualized base fee was 0.33% of the Fund's average net assets for the same period.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

              (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Investment Grade Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $785,000, which included no performance adjustment.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $355,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2007, the Fund reimbursed the Manager $5,000

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

              for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.65% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2007, the Fund incurred reimbursable expenses of $265,000, of which $153,000 was receivable from the Manager.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out of pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $444,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended January 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                    COST TO       NET REALIZED
                       SELLER                PURCHASER             PURCHASER     GAIN TO SELLER
         -----------------------------------------------------------------------------------------------
         USAA Intermediate-Term
           Bond Fund                 USAA Short-Term Bond Fund     $2,228,000       $149,000

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
              Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

              FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                        JANUARY 31,                          YEAR ENDED JULY 31,
                                       -----------------------------------------------------------------------------------
                                           2007           2006           2005           2004           2003           2002
                                       -----------------------------------------------------------------------------------
Net asset value at
   beginning of period                 $   9.81       $  10.13       $  10.14       $  10.15       $   9.76       $  10.41
                                       -----------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                    .24            .48            .47            .47            .54            .67(c)
   Net realized and unrealized
      gain (loss)                           .18           (.32)          (.01)          (.01)           .39           (.65)(c)
                                       -----------------------------------------------------------------------------------
Total from investment operations            .42            .16            .46            .46            .93            .02
                                       -----------------------------------------------------------------------------------
Less distributions:
   From net investment income              (.24)          (.48)          (.47)          (.47)          (.54)          (.67)
                                       -----------------------------------------------------------------------------------
Net asset value at end of period       $   9.99       $   9.81       $  10.13       $  10.14       $  10.15       $   9.76
                                       ===================================================================================
Total return (%)*                          4.22           1.62           4.60           4.55           9.67            .09
Net assets at end of period (000)      $552,326       $433,902       $359,073       $284,846       $218,691       $194,897
Ratio of expenses to average
   net assets (%)**(b),(d)                  .65(a)         .65            .65            .65            .65            .65
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(b)                  .76(a)         .79            .74            .73            .72            .78
Ratio of net investment income to
   average net assets (%)**                4.81(a)        4.69           4.47           4.46           5.31           6.55(c)
Portfolio turnover (%)                    16.20          29.98          41.86          24.01          97.15          62.62

 * Assumes reinvestment of all net investment income distributions during the period.
** For the six-month period ended January 31, 2007, average net assets were $469,945,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) In 2001, a change in amortization method was made as required by an accounting pronouncement, which had no impact on these ratios.
(d) Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.65% of the Fund's average net assets.

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2007 (UNAUDITED)

         and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                             BEGINNING           ENDING           DURING PERIOD*
                                           ACCOUNT VALUE      ACCOUNT VALUE      AUGUST 1, 2006 -
                                           AUGUST 1, 2006    JANUARY 31, 2007    JANUARY 31, 2007
                                           ------------------------------------------------------
         Actual                              $1,000.00          $1,042.20             $3.35

         Hypothetical
           (5% return before expenses)        1,000.00           1,021.93              3.31

         *Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.22% for the six-month period of August 1, 2006, through January 31, 2007.

54

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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                                     INSURANCE o MEMBER SERVICES

40049-0307                                   (C)2007, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.